PROPERTY AND EQUIPMENT, NET - Acquired under finance leases and other financing arrangement (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Dec. 31, 2018
At cost:
Property and equipment, gross	¥ 5,373,017	¥ 4,858,041
Less: Accumulated depreciation	(432,259)	(287,375)
Property and equipment, net	4,940,758	4,570,666
Buildings
At cost:
Property and equipment, gross	5,052,831	4,557,081
Data center equipment
At cost:
Property and equipment, gross	¥ 320,186	¥ 300,960